SCHEDULE OF INCOME TAX RATES TO THE NET LOSS BEFORE TAX PROVISION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Net income	$ 22,639	$ 16,643
Statutory tax rate percentage	26.43%	25.44%
Net income After Tax	$ 5,983	$ 4,234
Return to provision	(122)
Depletion	(352)
Prior period state deferred adjustments	1,051
Change in unrecognized tax benefit	(3,229)	(4,587)
Change in enacted tax rate		313
Other	28	40
Income tax expense	$ 3,359